Prime Series (Third Prospectus Summary) | Prime Series
Prime Series Florida Education Class
Investment Objective
The investment objective of Prime Series is to seek to provide its shareholders with high current income consistent with stability, safety of principal and liquidity and to maintain a stable net asset value ("NAV") of $1.00 per share.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Florida Education Class of Prime Series.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Prime Series Florida Education Class Shares
Management Fees	0.06%
Distribution (12b-1) Fees	none
Other Expenses:	0.01%
Total Annual Fund Operating Expenses	0.07%

Expense Example
This example is intended to help you compare the cost of investing in shares of the Florida Education Class of Prime Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of the period. The example also assumes that you earn a 5% return each year on your investment and that the operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Prime Series Florida Education Class Shares	7	23	40	90

Principal Investment Strategies
Prime Series is a money market fund that invests exclusively in high quality, short term money market instruments, including: obligations of the United States
Government, its agencies or instrumentalities; debt obligations of U.S.
companies; obligations of financial institutions; obligations of U.S.
municipalities; and money market mutual funds which are restricted to investments in which Prime Series may invest. Prime Series maintains a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted life (portfolio maturity computed to final maturity without regard to interest rate adjustments on investments) of 120 days or less.

Principal Investment Risks
Although Prime Series invests exclusively in high-quality securities, an investment in the Prime Series - like an investment in any money market fund -
is subject to certain risks. Interest Rate Risk is the chance that falling short term interest rates will cause Prime Series' income to decline or that rising interest rates may result in a decline in the value of Prime Series' portfolio securities. Management Risk is the possibility that securities selected by Prime
Series' investment adviser will cause Prime Series to underperform relevant benchmarks or other money market funds. Credit Risk is the risk that the issuer of a security held by Prime Series will fail to pay interest and principal in a timely manner. A substantial increase in interest rates or an issuer's default in paying principal or interest could result in a decline in Prime Series' yield or its NAV per share.

An investment in Prime Series is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency. Although Prime
Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in Prime Series.

Annual Total Returns
The following information is intended to help you understand the risks of investing in the Florida Education Class. It illustrates how the SNAP Fund Class of Prime Series has performed over time. Performance information for the Florida
Education Class is not shown below because that class of Prime Series does not have annual returns for at least one calendar year. The performance of the
Florida Education Class of Prime Series will vary due to different expenses than those of the SNAP Fund Class of Prime Series.

Year-by-Year Total Return (shown for calendar years) (%)

High Quarter                                       3Q 2000 1.66%
Low Quarter                                        1Q 2011 0.06%
Year-to-Date through March 31, 2011 (unannualized)         0.06%

Average Annual Total Return (as of calendar year ended December 31, 2010)
Average Annual Total Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Prime Series Florida Education Class Shares	0.28%	2.87%	2.60%	3.69%	Jul. 24, 1995

To obtain current yield information, call (800) 338-3383.